Tax	6 Months Ended
Jun. 30, 2024
Tax
Tax

6. Tax

The actual tax charge differs from the expected tax charge computed by applying the standard UK corporation tax rate of 25% (2023 – 23.5)%, as analysed below:

	Half year ended
	30 June	30 June
	2024	2023
Continuing operations	£m	£m
Profit before tax	3,029	3,589

Expected tax charge	(757)	(843)
Losses and temporary differences in period where no deferred tax assets recognised	(10)	(38)
Foreign profits taxed at other rates	17	(21)
Items not allowed for tax:
- losses on disposals and write-downs	(9)	(1)
- UK Bank Levy	(16)	(12)
- regulatory and legal actions	(3)	(3)
- other disallowable items	(17)	(18)
Non-taxable items:
- FX recycling on UBIDAC capital reduction	—	75
- RPI-related uplift on index-linked gilts	18	6
- other non-taxable items	4	8
Taxable foreign exchange movements	2	6
Unrecognised losses bought forward and utilised	12	8
Banking surcharge	(81)	(144)
Pillar 2 top-up tax	(11)	—
Tax on paid-in equity dividends	33	22
Adjustments in respect of prior years	17	(106)
Actual tax charge	(801)	(1,061)

At 30 June 2024, NatWest Group has recognised a deferred tax asset of £1,719 million (31 December 2023 - £1,894 million) and a deferred tax liability of £108 million (31 December 2023 - £141 million). These amounts include deferred tax assets recognised in respect of trading losses of £853 million (31 December 2023 - £1,019 million). NatWest Group has considered the carrying value of these assets as at 30 June 2024 and concluded that they are recoverable.